United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-5843

(Investment Company Act File Number)

Cash Trust Series, Inc.

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 05/31/14

Date of Reporting Period: Six months ended 11/30/13

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
November 30, 2013
Ticker	CTGXX

Federated Government Cash Series

A Portfolio of Cash Trust Series, Inc.

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At November 30, 2013, the Fund's portfolio composition1 was as follows:
Portfolio Composition	Percentage of Total Net Assets
U.S. Government Agency Securities	39.4%
U.S. Treasury Securities	5.5%
Repurchase Agreements	55.1%
Other Assets and Liabilities—Net[2]	0.0%
TOTAL	100.0%
At November 30, 2013, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	59.8%
8-30 Days	10.6%
31-90 Days	9.8%
91-180 Days	9.1%
181 Days or more	10.7%
Other Assets and Liabilities—Net[2]	0.0%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments
November 30, 2013 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—39.4%
$20,000,000	[1]	Federal Farm Credit System Discount Notes, 0.100%, 5/7/2014	$19,991,278
89,250,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.102% - 0.340%, 12/2/2013 - 12/28/2013	89,267,283
13,500,000		Federal Farm Credit System Notes, 0.150% - 1.500%, 2/13/2014 - 7/28/2014	13,516,344
94,500,000	[1]	Federal Home Loan Bank System Discount Notes, 0.029% - 0.125%, 12/13/2013 - 5/28/2014	94,491,469
117,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.098% - 0.290%, 12/2/2013 - 2/25/2014	117,491,475
434,660,000		Federal Home Loan Bank System Notes, 0.080% - 3.125%, 12/6/2013 - 11/10/2014	434,679,335
41,500,000	[1]	Federal Home Loan Mortgage Corp. Discount Notes, 0.050% - 0.100%, 12/3/2013 - 1/27/2014	41,497,043
19,000,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.148%, 12/16/2013	18,998,326
19,000,000		Federal Home Loan Mortgage Corp. Notes, 0.130% - 4.500%, 1/7/2014 - 2/7/2014	19,059,465
36,000,000	[1]	Federal National Mortgage Association Discount Notes, 0.120% - 0.150%, 1/2/2014 - 5/5/2014	35,987,533
52,500,000	[2]	Federal National Mortgage Association Floating Rate Notes, 0.134% - 0.148%, 12/5/2013 - 12/27/2013	52,489,676
37,681,000		Federal National Mortgage Association Notes, 0.750% - 2.875%, 12/11/2013 - 6/27/2014	37,761,553
		TOTAL GOVERNMENT AGENCIES	975,230,780
		U.S. TREASURY—5.5%
10,500,000		United States Treasury Notes, 0.250%, 4/30/2014	10,506,401
23,000,000		United States Treasury Notes, 0.250%, 6/30/2014	23,011,180
35,000,000		United States Treasury Notes, 0.250%—1.875%, 2/28/2014	35,112,680
50,000,000		United States Treasury Notes, 4.000%, 2/15/2014	50,403,755
16,000,000		United States Treasury Notes, 4.750%, 5/15/2014	16,338,196
		TOTAL U.S. TREASURY	135,372,212
		REPURCHASE AGREEMENTS—55.1%
48,000,000	[3]	Interest in $772,000,000 joint repurchase agreement 0.14%, dated 10/11/2013 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $772,270,200 on 1/9/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were a U.S. Treasury security and U.S. Government Agency securities with various maturities to 11/15/2043 and the market value of those underlying securities was $789,172,410.	48,000,000
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Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$199,893,000		Interest in $3,015,000,000 joint repurchase agreement 0.09%, dated 11/29/2013 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,015,022,613 on 12/2/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2042 and the market value of those underlying securities was $3,075,323,065.	$199,893,000
19,000,000	[3]	Interest in $392,000,000 joint repurchase agreement 0.07%, dated 11/18/2013 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $392,022,867 on 12/18/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2043 and the market value of those underlying securities was $402,825,010.	19,000,000
40,000,000		Interest in $783,000,000 joint repurchase agreement 0.08%, dated 11/29/2013 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $783,010,440 on 12/05/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 4/15/2023 and the market value of those underlying securities was $798,665,771.	40,000,000
175,000,000		Interest in $700,000,000 joint repurchase agreement 0.08%, dated 11/26/2013 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $700,010,889 on 12/3/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 6/15/2048 and the market value of those underlying securities was $718,619,970	175,000,000
21,000,000	[3]	Interest in $404,000,000 joint repurchase agreement 0.09%, dated 11/26/2013 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $404,007,070 on 12/4/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 10/16/2052 and the market value of those underlying securities was $413,953,060.	21,000,000
30,000,000		Interest in $585,000,000 joint repurchase agreement 0.08%, dated 11/25/2013 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $585,009,100 on 12/2/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/16/2047 and the market value of those underlying securities was $602,559,373.	30,000,000
30,000,000		Interest in $585,000,000 joint repurchase agreement 0.08%, dated 11/26/2013 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $585,009,100 on 12/3/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/16/2047 and the market value of those underlying securities was $602,558,034.	30,000,000
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Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$30,000,000		Interest in $576,000,000 joint repurchase agreement 0.08%, dated 11/29/2013 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $576,007,680 on 12/5/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 8/5/2050 and the market value of those underlying securities was $587,641,071.	$30,000,000
29,000,000		Interest in $579,000,000 joint repurchase agreement 0.08%, dated 11/29/2013 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $579,009,007 on 12/6/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/16/2047 and the market value of those underlying securities was $590,755,838.	29,000,000
42,000,000	[3]	Interest in $800,000,000 joint repurchase agreement 0.14%, dated 10/17/2013 under which ING Financial Markets LLC will repurchase securities provided as collateral for $800,264,444 on 1/10/2014. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2043 and the market value of those underlying securities was $824,139,269.	42,000,000
20,000,000	[3]	Interest in $400,000,000 joint repurchase agreement 0.11%, dated 9/17/2013 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $400,110,000 on 12/16/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 9/1/2043 and the market value of those underlying securities was $409,492,201.	20,000,000
25,000,000	[3]	Interest in $450,000,000 joint repurchase agreement 0.07%, dated 10/1/2013 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $450,081,375 on 1/2/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 9/20/2043 and the market value of those underlying securities was $460,479,842.	25,000,000
25,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 0.08%, dated 10/21/2013 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $500,097,778 on 1/17/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 10/1/2043 and the market value of those underlying securities was $510,555,445.	25,000,000
600,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.07%, dated 11/29/2013 under which RBS Securities, Inc. will repurchase securities provided as collateral for $1,000,005,833 on 12/2/2013. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Treasury securities with various maturities to 7/15/2021 and the market value of those underlying securities was $1,020,002,481.	600,000,000
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Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$32,000,000	[3]	Interest in $616,000,000 joint repurchase agreement 0.12%, dated 11/4/2013 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $616,195,067 on 2/7/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 11/20/2043 and the market value of those underlying securities was $629,226,068.	$32,000,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	1,365,893,000
		TOTAL INVESTMENTS—100.0% (AT AMORTIZED COST)[4]	2,476,495,992
		OTHER ASSETS AND LIABILITIES - NET—0.0%[5]	669,648
		TOTAL NET ASSETS—100%	$2,477,165,640
1	Discount rate(s) at time of purchase.
2	Floating rate notes with current rate and next reset date shown.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2013.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of November 30, 2013, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
See Notes which are an integral part of the Financial Statements
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Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 11/30/2013	Year Ended May 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0001	0.0001	0.0001	0.0001	0.0001	0.0063
Net realized gain on investments	0.0000[1]	0.0000[1]	0.0000[1]	0.0000[1]	0.0001	—
TOTAL FROM INVESTMENT OPERATIONS	0.0001	0.0001	0.0001	0.0001	0.0002	0.0063
Less Distributions:
Distributions from net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0063)
Distributions from net realized gain on investments	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0001)	—
TOTAL DISTRIBUTIONS	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0002)	(0.0063)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.01%	0.01%	0.64%
Ratios to Average Net Assets:
Net expenses	0.10%[3]	0.18%	0.16%	0.23%	0.31%	1.00%
Net investment income	0.01%[3]	0.01%	0.01%	0.01%	0.01%	0.60%
Expense waiver/reimbursement[4]	0.97%[3]	0.88%	0.90%	0.84%	0.78%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,477,166	$2,504,174	$2,557,022	$2,522,787	$861,225	$946,354
1	Represents less than $0.0001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
November 30, 2013 (unaudited)
Assets:
Investment in repurchase agreements	$1,365,893,000
Investment in securities	1,110,602,992
Total investment in securities, at amortized cost and fair value		$2,476,495,992
Income receivable		1,671,562
Receivable for shares sold		1,620
TOTAL ASSETS		2,478,169,174
Liabilities:
Bank overdraft	666,477
Payable to adviser (Note 4)	200,435
Payable for printing and postage	104,275
Accrued expenses (Note 4)	32,347
TOTAL LIABILITIES		1,003,534
Net assets for 2,477,165,439 shares outstanding		$2,477,165,640
Net Assets Consist of:
Paid-in capital		$2,477,165,439
Undistributed net investment income		201
TOTAL NET ASSETS		$2,477,165,640
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$2,477,165,640 ÷ 2,477,165,439 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended November 30, 2013 (unaudited)
Investment Income:
Interest			$1,436,823
Expenses:
Investment adviser fee (Note 4)		$6,273,218
Administrative fee (Note 4)		979,877
Custodian fees		46,999
Transfer agent fee		1,347,642
Directors'/Trustees' fees (Note 4)		8,642
Auditing fees		9,651
Legal fees		4,250
Portfolio accounting fees		81,536
Distribution services fee (Note 4)		1,254,644
Shareholder services fee (Note 4)		3,136,609
Share registration costs		42,317
Printing and postage		173,813
Insurance premiums (Note 4)		4,402
Taxes		106,897
Miscellaneous (Note 4)		5,234
TOTAL EXPENSES		13,475,731
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 4)	$(6,273,218)
Waiver of distribution services fee (Note 4)	(1,254,644)
Waiver of shareholder services fee (Note 4)	(3,136,609)
Waiver of transfer agent fee	(1,221,193)
Reimbursement of other operating expenses (Note 4)	(278,651)
TOTAL WAIVERS AND REIMBURSEMENT		(12,164,315)
Net expenses			1,311,416
Net investment income			125,407
Net realized gain on investments			2,463
Change in net assets resulting from operations			$127,870
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 11/30/2013	Year Ended 5/31/2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$125,407	$274,240
Net realized gain on investments	2,463	341
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	127,870	274,581
Distributions to Shareholders:
Distributions from net investment income	(125,206)	(274,240)
Distributions from net realized gain on investments	(2,463)	(341)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(127,669)	(274,581)
Share Transactions:
Proceeds from sale of shares	913,632,166	3,165,346,089
Net asset value of shares issued to shareholders in payment of distributions declared	127,625	274,374
Cost of shares redeemed	(940,768,642)	(3,218,468,378)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(27,008,851)	(52,847,915)
Change in net assets	(27,008,650)	(52,847,915)
Net Assets:
Beginning of period	2,504,174,290	2,557,022,205
End of period (including undistributed (distributions in excess of) net investment income of $201 and $0, respectively)	$2,477,165,640	$2,504,174,290
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
November 30, 2013 (unaudited)
1. ORGANIZATION
Cash Trust Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Government Cash Series (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is current income consistent with stability of principal and liquidity.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Directors.
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those
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terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which is an agreement between the Fund and its counterparties that provides for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended November 30, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2013, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.
Other Taxes
As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. CAPITAL STOCK
The following table summarizes capital stock activity:
	Six Months Ended 11/30/2013	Year Ended 5/31/2013
Shares sold	913,632,166	3,165,346,089
Shares issued to shareholders in payment of distributions declared	127,625	274,374
Shares redeemed	(940,768,642)	(3,218,468,378)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(27,008,851)	(52,847,915)
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended November 30, 2013, the Adviser voluntarily waived its entire fee of $6,273,218 and voluntarily reimbursed $278,651 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
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Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended November 30, 2013, the fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.35% of average daily net assets, annually, to reimburse FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended November 30, 2013, FSC voluntarily waived its entire fee of $1,254,644. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended November 30, 2013, unaffiliated third-party financial intermediaries waived $3,136,609 of shareholder services fees. This waiver can be modified or terminated at any time.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 1.05% (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) August 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
General
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
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13

5. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of November 30, 2013, there were no outstanding loans. During the six months ended November 30, 2013, the Fund did not utilize the LOC.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2013, there were no outstanding loans. During the six months ended November 30, 2013, the program was not utilized.
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14

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2013 to November 30, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 6/1/2013	Ending Account Value 11/30/2013	Expenses Paid During Period[1,2]
Actual	$1,000	$1,000.10	$0.50
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.57	$0.51
1	Expenses are equal to the Fund's annualized net expense ratio of 0.10%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's current Fee Limit of 1.05% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 183/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.26 and $5.32, respectively.
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Shareholder Meeting Results (unaudited)
A Special Meeting of Shareholders of Cash Trust Series, Inc. (the “Corporation”), of which the Fund is a portfolio, was held on October 28, 2013. On August 29, 2013, the record date for shareholders voting at the meeting, there were 8,258,855,247.919 total outstanding shares of the Corporation.
The following item was considered by shareholders of the Corporation and the results of their voting were as follows:
AGENDA ITEM
Proposal to elect certain Directors of the Corporation:1
Name	For	Withheld
John T. Collins	6,411,126,696.088	35,667,743.308
Maureen Lally-Green	6,410,754,088.045	36,040,351.351
Thomas M. O'Neill	6,415,311,646.428	31,482,792.968
P. Jerome Richey	6,410,811,220.018	35,983,219.378
1	The following Directors continued their terms:
John F. Donahue, J. Christopher Donahue, Maureen Lally-Green (having been previously appointed by the Board), Peter E. Madden, Charles F. Mansfield, Jr., Thomas M. O'Neill (having been previously appointed by the Board), and John S. Walsh.
16

Evaluation and Approval of Advisory Contract–May 2013
Federated Government Cash Series (the “Fund”)
Following a review and recommendation of approval by the Fund's independent directors, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent directors and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the directors. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relative indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was above the median of the relevant peer group, but the Board still was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive, in judging the reasonableness of proposed fees.
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The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject,
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which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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21

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.Federatedinvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.Federatedinvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Government Cash Series
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 147551204
0122604 (1/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
November 30, 2013
Ticker	CMSXX

Federated Municipal Cash Series

A Portfolio of Cash Trust Series, Inc.

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At November 30, 2013, the Fund's portfolio composition1 was as follows:
Portfolio Composition	Percentage of Total Net Assets
Variable Rate Demand Instruments	78.6%
Municipal Notes	21.0%
Other Assets and Liabilities—Net[2]	0.4%
TOTAL	100.0%
At November 30, 2013, the Fund's effective maturity schedule3 was as follows:
Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	77.7%
8-30 Days	3.1%
31-90 Days	4.3%
91-180 Days	4.0%
181 Days or more	10.5%
Other Assets and Liabilities—Net[2]	0.4%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Semi-Annual Shareholder Report

Portfolio of Investments
November 30, 2013 (unaudited)
Principal Amount		Value
	SHORT-TERM MUNICIPALS—99.6%[1,2]
	Alabama—2.6%
$1,602,500	Birmingham, AL IDA, IDRBs (Series 1999) Weekly VRDNs (Glasforms, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.100%, 12/5/2013	$1,602,500
2,800,000	Columbia, AL IDB PCRB, (Series 1998) Daily VRDNs (Alabama Power Co.), 0.060%, 12/2/2013	2,800,000
3,200,000	Mobile, AL IDB, PCRBs (Series 2007B), 0.40% TOBs (Alabama Power Co.), Mandatory Tender 4/2/2014	3,200,000
925,000	Montgomery, AL IDB, (Series 2001) Weekly VRDNs (Hager Hinge)/(U.S. Bank, N.A. LOC), 0.120%, 12/5/2013	925,000
	TOTAL	8,527,500
	Arizona—8.7%
855,000	Casa Grande, AZ IDA, (Series 2002A) Weekly VRDNs (Price Cos., Inc.)/(Bank of America N.A. LOC), 0.200%, 12/5/2013	855,000
7,221,000	Flagstaff, AZ IDA, (Series 1999) Weekly VRDNs (Joy Cone Co.)/(Citizens Bank of Pennsylvania LOC), 0.400%, 12/5/2013	7,221,000
5,610,000	Maricopa County, AZ, IDA, (Series 1999) Weekly VRDNs (Redman Homes, Inc.)/(Wells Fargo & Co. LOC), 0.140%, 12/5/2013	5,610,000
770,000	Phoenix, AZ IDA, (Series 2000) Weekly VRDNs (MechoShade West, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.260%, 12/5/2013	770,000
2,100,000	Pinal County, AZ IDA, (Series 2002) Weekly VRDNs (D.A. Holdings LLC)/(Wells Fargo Bank, N.A. LOC), 0.150%, 12/5/2013	2,100,000
6,750,000	Pinal County, AZ IDA, (Series 2002) Weekly VRDNs (Milky Way Dairy LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.110%, 12/5/2013	6,750,000
3,630,000	Pinal County, AZ IDA, (Series 2005) Weekly VRDNs (Three C Eloy LLC)/(CoBank, ACB LOC), 0.150%, 12/5/2013	3,630,000
1,175,000	Pinal County, AZ IDA, (Series 2006) Weekly VRDNs (Three C Eloy LLC)/(CoBank, ACB LOC), 0.150%, 12/5/2013	1,175,000
	TOTAL	28,111,000
	California—0.6%
2,015,000	Oxnard, CA IDFA, (Series 2004) Weekly VRDNs (J. Harris Industrial Water Treatment, Inc.)/(City National Bank LOC), 1.200%, 12/5/2013	2,015,000
	Colorado—4.2%
3,300,000	Colorado Agricultural Development Authority, (Series 2006) Weekly VRDNs (Monte Vista Dairy, LLC)/(Bank of the West, San Francisco, CA LOC), 0.210%, 12/5/2013	3,300,000
300,000	Colorado HFA (Class I Bonds), (Series 2000A) Weekly VRDNs (New Belgium Brewing Co., Inc.)/(Wells Fargo Bank, N.A. LOC), 0.200%, 12/5/2013	300,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Colorado—continued
$9,960,000	[3,4]	Denver, CO City & County Airport Authority, SPEARs (Series DBE-485), 0.30% TOBs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), Optional Tender 12/19/2013	$9,960,000
		TOTAL	13,560,000
		Florida—6.3%
220,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 2009-75) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.170%, 12/5/2013	220,000
5,685,000		Collier County, FL IDA, (Series 2005) Weekly VRDNs (Ave Maria Utility Company)/(SunTrust Bank LOC), 0.230%, 12/4/2013	5,685,000
6,995,000	[3,4]	Hillsborough County, FL Aviation Authority, SPEARs (Series DBE-645), 0.30% TOBs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), Optional Tender 2/13/2014	6,995,000
1,600,000		Manatee County, FL, Pollution Control Revenue Refunding Bonds (Series 1994) Daily VRDNs (Florida Power & Light Co.), 0.070%, 12/2/2013	1,600,000
5,880,000		UCF Health Facilities Corp., Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 0.190%, 12/6/2013	5,880,000
		TOTAL	20,380,000
		Georgia—11.2%
3,350,000		Atlanta, GA, Urban Residential Finance Authority, (Series 1995) Weekly VRDNs (West End Housing Development)/(FNMA LOC), 0.200%, 12/5/2013	3,350,000
1,000,000		Bartow County, GA Development Authority, (1st Series 2009) Weekly VRDNs (Georgia Power Co.), 0.120%, 12/4/2013	1,000,000
4,000,000		Bartow County, GA, (Series 2013), 1.00% TANs, 12/31/2013	4,001,631
7,580,000		Burke County, GA Development Authority, (1st Series 2009) Daily VRDNs (Georgia Power Co.), 0.060%, 12/2/2013	7,580,000
3,000,000		Burke County, GA Development Authority, (Third Series 2012) Daily VRDNs (Georgia Power Co.), 0.070%, 12/2/2013	3,000,000
1,500,000		DeKalb County, GA MFH Authority, (Series 1995) Weekly VRDNs (Wood Crow Terrace Associates, LP)/(Mizuho Bank Ltd. LOC), 0.080%, 12/5/2013	1,500,000
3,350,000		Fulton County, GA Housing Authority, (Series 2008A) Weekly VRDNs (Walton Lakes LLC)/(FHLB of Atlanta LOC), 0.070%, 12/4/2013	3,350,000
1,650,000		Glynn-Brunswick, GA Hospital Authority, (Series 2008) Weekly VRDNs (Southeast Georgia Health System, Inc.)/(Branch Banking & Trust Co. LOC), 0.060%, 12/5/2013	1,650,000
4,915,000		Main Street Gas, Inc., (Series 2010A) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.050%, 12/5/2013	4,915,000
4,600,000		Roswell, GA Housing Authority, MFH Refunding Revenue Bonds (Series 1988A) Weekly VRDNs (Belcourt Ltd.)/(Northern Trust Co., Chicago, IL LOC), 0.060%, 12/4/2013	4,600,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Georgia—continued
$1,240,000		Savannah, GA EDA, (Series 2007) Weekly VRDNs (Savannah Country Day School)/(Branch Banking & Trust Co. LOC), 0.060%, 12/5/2013	$1,240,000
		TOTAL	36,186,631
		Illinois—6.0%
995,000		Illinois Development Finance Authority IDB Weekly VRDNs (T&D Investments LLC)/(U.S. Bank, N.A. LOC), 0.320%, 12/5/2013	995,000
1,675,000		Illinois Development Finance Authority IDB, (Series 1997) Weekly VRDNs (Tempco Electric Heater Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.310%, 12/5/2013	1,675,000
1,000,000		Illinois Development Finance Authority IDB, (Series 2001) Weekly VRDNs (Apogee Enterprises, Inc.)/(Comerica Bank LOC), 0.240%, 12/5/2013	1,000,000
3,935,000		Illinois Finance Authority—Solid Waste, (Series 2013) Weekly VRDNs (Kuusakoski US LLC)/(Fifth Third Bank, Cincinnati LOC), 0.210%, 12/4/2013	3,935,000
2,600,000		Illinois Finance Authority, (Series 2008) Weekly VRDNs (Jasper Meats, Inc.)/(BMO Harris Bank, N.A. LOC), 0.160%, 12/5/2013	2,600,000
3,300,000		Lockport, IL IDA, (Series 1990) Weekly VRDNs (Panduit Corp.)/(Fifth Third Bank, Cincinnati LOC), 0.220%, 12/4/2013	3,300,000
5,800,000		Orland Park, IL IDA, (Series 1996) Weekly VRDNs (Panduit Corp.)/(Fifth Third Bank, Cincinnati LOC), 0.220%, 12/4/2013	5,800,000
		TOTAL	19,305,000
		Indiana—1.7%
5,500,000		Indianapolis, IN MFH, (Series 2007A: Forest Ridge Apartments) Weekly VRDNs (Pedcor Investments-2006-LXXXVIII LP)/(RBS Citizens, N.A. LOC), 0.360%, 12/5/2013	5,500,000
		Kansas—0.9%
1,324,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Kansas-AMT)/(Series 2009-11) Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.170%, 12/5/2013	1,324,000
1,510,000		Wyandotte County, KS, (Series 1999) Weekly VRDNs (Shor-Line)/(U.S. Bank, N.A. LOC), 0.130%, 12/4/2013	1,510,000
		TOTAL	2,834,000
		Kentucky—0.7%
300,000		Henderson County, KY, (Series 1996A) Weekly VRDNs (Gibbs Die Casting Corp.)/(Fifth Third Bank, Cincinnati LOC), 0.370%, 12/5/2013	300,000
2,100,000		Kentucky Housing Corp., (Series 2007) Weekly VRDNs (Arbors of Madisonville Apartments LP)/(U.S. Bank, N.A. LOC), 1.150%, 12/5/2013	2,100,000
		TOTAL	2,400,000
		Louisiana—4.1%
8,000,000		Louisiana Public Facilities Authority, (Series 2006) Daily VRDNs (Air Products & Chemicals, Inc.), 0.060%, 12/2/2013	8,000,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Louisiana—continued
$2,400,000		Louisiana Public Facilities Authority, (Series 2008C) Daily VRDNs (Air Products & Chemicals, Inc.), 0.060%, 12/2/2013	$2,400,000
2,400,000		Port of New Orleans, LA, (Series 2000) Weekly VRDNs (New Orleans Steamboat Co.)/(FHLB of Dallas LOC), 0.200%, 12/5/2013	2,400,000
500,000		St. James Parish, LA, (Series 2010B-1) Weekly VRDNs (Nucor Steel Louisiana LLC)/(GTD by Nucor Corp.), 0.350%, 12/4/2013	500,000
		TOTAL	13,300,000
		Maine—0.6%
1,865,000		Dover-Foxcroft, ME, (Series 2005) Weekly VRDNs (Pleasant River Lumber Co.)/(Wells Fargo Bank, N.A. LOC), 0.160%, 12/4/2013	1,865,000
		Multi-State—10.2%
390,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-68) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.200%, 12/5/2013	390,000
764,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-78) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.200%, 12/5/2013	764,000
6,700,000	[3,4]	Nuveen Dividend Advantage Municipal Fund 2, Weekly VRDPs (Series 2)/(GTD by Deutsche Bank AG), 0.150%, 12/5/2013	6,700,000
5,000,000	[3,4]	Nuveen Investment Quality Municipal Fund, Inc., Weekly VRDPs (2,118 Series 1)/GTD by Barclays Bank PLC), 0.150%, 12/5/2013	5,000,000
5,000,000	[3,4]	Nuveen Municipal Market Opportunity Fund, Inc., Weekly VRDPs (Series 1)/(GTD by Deutsche Bank AG), 0.180%, 12/5/2013	5,000,000
5,000,000	[3,4]	Nuveen Premier Municipal Income Fund, Inc., Weekly VRDPs (1.277 Series 1)/(GTD by Barclays Bank PLC), 0.150%, 12/5/2013	5,000,000
10,000,000	[3,4]	Nuveen Premium Income Municipal Fund 4, Inc., Weekly VRDPs (Series 1)/(GTD by JPMorgan Chase Bank, N.A.), 0.120%, 12/5/2013	10,000,000
		TOTAL	32,854,000
		New Jersey—11.7%
6,000,000		Belmar, NJ, 1.00% BANs, 3/14/2014	6,004,194
1,500,000		Berkeley Heights Township, NJ, 1.00% BANs, 10/9/2014	1,505,731
2,000,000		East Greenwich Township, NJ, (Series 2013B), 1.00% BANs, 11/12/2014	2,006,203
3,000,000		Evesham Township, NJ, 1.00% BANs, 10/17/2014	3,007,833
3,000,000		Fairview, NJ, 1.00% BANs, 2/21/2014	3,001,669
2,966,870		Mendham Borough, NJ, 1.25% BANs, 7/11/2014	2,980,332
10,000,000		New Jersey State, 2.00% TRANs, 6/26/2014	10,092,800
3,000,000		North Plainfield, NJ, 1.25% BANs, 6/9/2014	3,007,892
2,500,000		Union Township, NJ, (Series 2013), 1.00% BANs, 6/3/2014	2,504,625
3,778,760		West Caldwell Township, NJ, 1.00% BANs, 5/1/2014	3,786,077
		TOTAL	37,897,356
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New York—6.5%
$265,000		Cattaraugus County, NY IDA, (Series 1999A) Weekly VRDNs (Gernatt Asphalt Products, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.200%, 12/5/2013	$265,000
885,000		Cayuga County, NY IDA, (Series 1998) Weekly VRDNs (NFR Northeast, Inc.)/(Citizens Bank of Pennsylvania LOC), 0.390%, 12/4/2013	885,000
1,395,000		Erie County, NY IDA, IDRB (Series 1994) Weekly VRDNs (Servotronics, Inc.)/(Bank of America N.A. LOC), 0.310%, 12/5/2013	1,395,000
1,300,000		New York City, NY IDA, IDRBs (Series 2003) Weekly VRDNs (Novelty Crystal Corp.)/(TD Bank, N.A. LOC), 0.190%, 12/5/2013	1,300,000
2,800,000		New York City, NY, (Fiscal 2012 Series A-4) Daily VRDNs (KBC Bank N.V. LOC), 0.050%, 12/2/2013	2,800,000
14,500,000	[3,4]	Nuveen NY AMT-Free Municipal Income Fund, Weekly VRDPs (Series 1)/(GTD by Citibank NA, New York), 0.110%, 12/5/2013	14,500,000
		TOTAL	21,145,000
		North Carolina—2.2%
5,000,000		Charlotte-Mecklenburg Hospital Authority, NC, (Series 2007B) Daily VRDNs (Carolinas HealthCare System)/(JPMorgan Chase Bank, N.A. LIQ), 0.050%, 12/2/2013	5,000,000
2,000,000		Hertford County, NC Industrial Facilities & PCFA, (Series 2000B) Weekly VRDNs (Nucor Corp.), 0.200%, 12/4/2013	2,000,000
		TOTAL	7,000,000
		Ohio—7.1%
2,775,000		Butler County, OH, 0.40% BANs, 7/31/2014	2,775,000
1,750,000		Cuyahoga Heights, OH, 1.00% BANs, 6/25/2014	1,753,427
5,970,000		Greene County, OH Hospital Facilities Revenue Authority, (Series 1999A) Weekly VRDNs (Med Health System)/(JPMorgan Chase Bank, N.A. LOC), 0.100%, 12/5/2013	5,970,000
1,500,000		Hamilton County, OH Hospital Facilities Authority, (Series 2002A) Weekly VRDNs (The Elizabeth Gamble Deaconess Home Association)/(Northern Trust Co., Chicago, IL LOC), 0.060%, 12/4/2013	1,500,000
1,290,000		Hamilton, OH, 1.00% BANs, 10/2/2014	1,294,280
1,145,000		Lancaster, OH Port Authority, (Series 2008) Gas Supply Revenue Weekly VRDNs (Royal Bank of Canada, Montreal LIQ), 0.050%, 12/5/2013	1,145,000
2,930,000		Lorain County, OH EDA Weekly VRDNs (Lake Ridge Academy)/(FirstMerit Bank, N.A. LOC), 0.140%, 12/5/2013	2,930,000
2,500,000		Ohio State Higher Educational Facility Commission, (Series 2008B) Weekly VRDNs (University Hospitals Health System, Inc.)/(RBS Citizens, N.A. LOC), 0.360%, 12/4/2013	2,500,000
3,000,000		Ohio State Higher Educational Facility Commission, (Series 2013B-3) Daily VRDNs (Cleveland Clinic)/(U.S. Bank, N.A. LIQ), 0.050%, 12/2/2013	3,000,000
		TOTAL	22,867,707
Semi-Annual Shareholder Report

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Oregon—5.2%
$10,000,000	Oregon State Housing and Community Services Department, Single-Family Mortgage Program (2008 Series F) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.090%, 12/5/2013	$10,000,000
6,650,000	Oregon State Housing and Community Services Department, Single-Family Mortgage Program (2008 Series I) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.090%, 12/5/2013	6,650,000
	TOTAL	16,650,000
	South Carolina—1.3%
4,180,000	South Carolina Jobs-EDA, (Series 2007) Weekly VRDNs (ACI Industries LLC)/(Bank of America N.A. LOC), 0.250%, 12/5/2013	4,180,000
125,000	South Carolina Jobs-EDA, (Series 2007A) Weekly VRDNs (Woodhead LLC)/(FHLB of Atlanta LOC), 0.150%, 12/5/2013	125,000
	TOTAL	4,305,000
	Tennessee—3.1%
10,000,000	Metropolitan Government Nashville & Davidson County, TN IDB, (Series 2006) Weekly VRDNs (The Fountains Apartments, LLC)/(Fifth Third Bank, Cincinnati LOC), 0.170%, 12/6/2013	10,000,000
	Virginia—4.1%
2,975,000	Fairfax County, VA IDA, (Inova Health System), (Series 2012 C), 0.130%, 12/5/2013	2,975,000
3,500,000	Hampton, VA Redevelopment & Housing Authority, (Series 1998) Weekly VRDNs (Township Apartments)/(FNMA LOC), 0.050%, 12/4/2013	3,500,000
1,000,000	Harrisonburg, VA Redevelopment & Housing Authority, (Series 2001A: Huntington Village Apartments) Weekly VRDNs (Richfield Place Associates LP)/(FNMA LOC), 0.060%, 12/5/2013	1,000,000
3,000,000	Norfolk, VA Redevelopment and Housing Authority, (Series 2008) Daily VRDNs (Old Dominion University)/(Bank of America N.A. LOC), 0.060%, 12/2/2013	3,000,000
1,400,000	Salem, VA IDA, (Series 2008) Weekly VRDNs (Oak Park Apartments, L.P.)/(FNMA LOC), 0.050%, 12/5/2013	1,400,000
1,500,000	Virginia Small Business Financing Authority, (Series 2008A) Weekly VRDNs (Hampton University)/(PNC Bank, N.A. LOC), 0.050%, 12/5/2013	1,500,000
	TOTAL	13,375,000
	Wisconsin—0.6%
2,000,000	Combined Locks, WI IDRB, (Series 1997) Weekly VRDNs (Appleton Papers)/(Fifth Third Bank, Cincinnati LOC), 0.310%, 12/5/2013	2,000,000
	TOTAL MUNICIPAL INVESTMENTS—99.6% (AT AMORTIZED COST)[5]	322,078,194
	OTHER ASSETS AND LIABILITIES - NET—0.4%[6]	1,218,959
	TOTAL NET ASSETS—100%	$323,297,153
Semi-Annual Shareholder Report

Securities that are subject to the federal alternative minimum tax (AMT) represent 56.0% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At November 30, 2013, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
92.5%	7.5%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2013, these restricted securities amounted to $65,853,000, which represented 20.4% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At November 30, 2013, these liquid restricted securities amounted to $65,853,000, which represented 20.4% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2013.
Semi-Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of November 30, 2013, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
COL	—Collateralized
EDA	—Economic Development Authority
FHLB	—Federal Home Loan Bank
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GTD	—Guaranteed
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDFA	—Industrial Development Finance Authority
IDRB(s)	—Industrial Development Revenue Bond(s)
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCFA	—Pollution Control Finance Authority
PCRB(s)	—Pollution Control Revenue Bond(s)
SPEARs	—Short Puttable Exempt Adjustable Receipts
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
TRANs	—Tax and Revenue Anticipation Notes
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 11/30/2013	Year Ended May 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—	—	—	0.000[1]	0.010
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.010
Less Distributions:
Distributions from net investment income	—	—	—	—	(0.000)[1]	(0.010)
Distributions from net realized gain on investments	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	(0.000)[1]
TOTAL DISTRIBUTIONS	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.010)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%	0.00%[3]	0.00%[3]	0.00%[3]	0.03%	1.03%
Ratios to Average Net Assets:
Net expenses	0.24%[4]	0.31%	0.42%	0.49%	0.75%	1.08%[5]
Net investment income	0.00%[4]	0.00%	0.00%	0.00%	0.03%	1.00%
Expense waiver/reimbursement[6]	0.88%[4]	0.72%	0.68%	0.59%	0.35%	0.05%
Supplemental Data:
Net assets, end of period (000 omitted)	$323,297	$360,830	$461,541	$539,081	$474,268	$512,018
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 1.08% for the year ended May 31, 2009 after taking into account this expense reduction.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
November 30, 2013 (unaudited)
Assets:
Total investment in securities, at amortized cost and fair value		$322,078,194
Income receivable		248,640
Receivable for investments sold		12,000,000
Receivable for shares sold		38,185
TOTAL ASSETS		334,365,019
Liabilities:
Payable for investments purchased	$10,092,800
Payable for shares redeemed	34,804
Bank overdraft	896,586
Payable to adviser (Note 4)	31,269
Payable for Directors'/Trustees' fees (Note 4)	407
Accrued expenses (Note 4)	12,000
TOTAL LIABILITIES		11,067,866
Net assets for 323,250,025 shares outstanding		$323,297,153
Net Assets Consist of:
Paid-in capital		$323,243,036
Accumulated net realized gain on investments		54,117
TOTAL NET ASSETS		$323,297,153
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$323,297,153 ÷ 323,250,025 shares outstanding, $0.001 par value, 12,500,000,000 shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended November 30, 2013 (unaudited)
Investment Income:
Interest			$419,742
Expenses:
Investment adviser fee (Note 4)		$866,359
Administrative fee (Note 4)		135,325
Custodian fees		7,884
Transfer agent fee		178,636
Directors'/Trustees' fees (Note 4)		1,813
Auditing fees		9,652
Legal fees		4,256
Portfolio accounting fees		40,202
Distribution services fee (Note 4)		173,272
Shareholder services fee (Note 4)		430,982
Account administration fee		356
Share registration costs		48,232
Printing and postage		22,015
Insurance premiums (Note 4)		2,408
Taxes		18,604
Miscellaneous (Note 4)		689
TOTAL EXPENSES		1,940,685
Waivers:
Waiver of investment adviser fee (Note 4)	$(835,005)
Waiver of distribution services fee (Note 4)	(173,272)
Waiver of shareholder services fee (Note 4)	(430,982)
Waiver of account administration fee (Note 4)	(356)
Waiver of transfer agent fee	(81,328)
TOTAL WAIVERS		(1,520,943)
Net expenses			419,742
Net investment income			—
Net realized gain on investments			47,381
Change in net assets resulting from operations			$47,381
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 11/30/2013	Year Ended 5/31/2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$—	$—
Net realized gain on investments	47,381	6,741
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	47,381	6,741
Distributions to Shareholders:
Distributions from net realized gain on investments	—	(3,813)
Share Transactions:
Proceeds from sale of shares	249,010,282	960,616,122
Net asset value of shares issued to shareholders in payment of distributions declared	—	3,797
Cost of shares redeemed	(286,590,702)	(1,061,333,446)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(37,580,420)	(100,713,527)
Change in net assets	(37,533,039)	(100,710,599)
Net Assets:
Beginning of period	360,830,192	461,540,791
End of period	$323,297,153	$360,830,192
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
November 30, 2013 (unaudited)
1. ORGANIZATION
Cash Trust Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Municipal Cash Series (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income exempt from federal regular income tax consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations and state and local taxes.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Directors.
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly.
Semi-Annual Shareholder Report

Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended November 30, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2013, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.
Other Taxes
As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
Semi-Annual Shareholder Report

3. CAPITAL STOCK
The following table summarizes capital stock activity:
	Six Months Ended 11/30/2013	Year Ended 5/31/2013
Shares sold	249,010,282	960,616,122
Shares issued to shareholders in payment of distributions declared	—	3,797
Shares redeemed	(286,590,702)	(1,061,333,446)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(37,580,420)	(100,713,527)
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended November 30, 2013, the Adviser voluntarily waived $835,005 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended November 30, 2013, the fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.35% of average daily net assets, annually, to reimburse FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended November 30, 2013, FSC voluntarily waived its entire fee of $173,272. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Semi-Annual Shareholder Report

Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended November 30, 2013, FSSC voluntarily reimbursed $356 of account administration fees. In addition, for the six months ended November 30, 2013, unaffiliated third-party financial intermediaries waived $430,982 of shareholder service fees. These waivers can be modified or terminated at any time.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Shares (after the voluntary waivers and reimbursements) will not exceed 1.05% (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) August 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing this arrangement prior to the Termination Date, this arrangement may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Interfund Transactions
During the six months ended November 30, 2013, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $368,693,000 and $413,825,000, respectively.
General
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
5. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of November 30, 2013, there were no outstanding loans. During the six months ended November 30, 2013, the Fund did not utilize the LOC.
Semi-Annual Shareholder Report

6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2013, there were no outstanding loans. During the six months ended November 30, 2013, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2013 to November 30, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 6/1/2013	Ending Account Value 11/30/2013	Expenses Paid During Period[1,2]
Actual	$1,000	$1,000.00	$1.20
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.87	$1.22
1	Expenses are equal to the Fund's annualized net expense ratio of 0.24%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's current Fee Limit of 1.05% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 183/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.26 and $5.32, respectively.
Semi-Annual Shareholder Report

Shareholder Meeting Results (unaudited)
A Special Meeting of Shareholders of Cash Trust Series, Inc. (the “Corporation”), of which the Fund is a portfolio, was held on October 28, 2013. On August 29, 2013, the record date for shareholders voting at the meeting, there were 8,258,855,247.919 total outstanding shares of the Corporation.
The following item was considered by shareholders of the Corporation and the results of their voting were as follows:
AGENDA ITEM
Proposal to elect certain Directors of the Corporation:1
Name	For	Withheld
John T. Collins	6,411,126,696.088	35,667,743.308
Maureen Lally-Green	6,410,754,088.045	36,040,351.351
Thomas M. O'Neill	6,415,311,646.428	31,482,792.968
P. Jerome Richey	6,410,811,220.018	35,983,219.378
1	The following Directors continued their terms:
John F. Donahue, J. Christopher Donahue, Maureen Lally-Green (having been previously appointed by the Board), Peter E. Madden, Charles F. Mansfield, Jr., Thomas M. O'Neill (having been previously appointed by the Board), and John S. Walsh.

Evaluation and Approval of Advisory Contract–May 2013
Federated Municipal Cash Series (the “Fund”)
Following a review and recommendation of approval by the Fund's independent directors, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
Semi-Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent directors and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the directors. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
Semi-Annual Shareholder Report

While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relative indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was above the median of the relevant peer group, but the Board still was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive, in judging the reasonableness of proposed fees.
Semi-Annual Shareholder Report

The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject,
Semi-Annual Shareholder Report

which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.Federatedinvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.Federatedinvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Municipal Cash Series
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 147551303
0122605 (1/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
November 30, 2013
Ticker	CTPXX

Federated Prime Cash Series

A Portfolio of Cash Trust Series, Inc.

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At November 30, 2013, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	37.2%
Bank Instruments	42.6%
Variable Rate Instruments	12.4%
Repurchase Agreements	8.7%
Other Assets and Liabilities—Net[2]	(0.9)%
TOTAL	100.0%
At November 30, 2013, the Fund's effective maturity schedule3 was as follows:
Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	38.8%
8-30 Days	13.8%
31-90 Days	24.2%
91-180 Days	17.2%
181 Days or more	6.9%
Other Assets and Liabilities—Net[2]	(0.9)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper and Notes includes asset-backed securities, bank note, collateralized loan agreements, commercial paper, corporate bonds and short-term municipal, with interest rates that are fixed or that reset periodically.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Semi-Annual Shareholder Report
1

Portfolio of Investments
November 30, 2013 (unaudited)
Principal Amount			Value
		ASSET-BACKED SECURITIES—2.4%
		Finance - Automotive—1.5%
$15,007,631	[1,2]	Enterprise Fleet Financing LLC 2013-2, Class A1, 0.290%, 8/20/2014	$15,007,631
25,000,000		Mercedes-Benz Auto Lease Trust 2013-B, Class A1, 0.260%, 12/15/2014	25,000,000
4,329,365		SMART ABS Series 2013-2US Trust, Class A1, 0.260%, 5/14/2014	4,329,365
		TOTAL	44,336,996
		Finance - Equipment—0.9%
10,063,494		John Deere Owner Trust 2013-B, Class A1, 0.250%, 9/26/2014	10,063,493
16,292,903	[1,2]	Leaf Equipment Contract Backed Notes, (Series 2013-1), Class A1, 0.320%, 10/15/2014	16,292,903
		TOTAL	26,356,396
		TOTAL ASSET-BACKED SECURITIES	70,693,392
		BANK NOTE—1.2%
		Finance - Banking—1.2%
35,100,000		Bank of America N.A., 0.210%—0.260%, 12/11/2013 - 2/24/2014	35,100,000
		CERTIFICATES OF DEPOSIT—42.6%
		Finance - Banking—42.6%
60,000,000		BNP Paribas SA, 0.230%, 2/28/2014	60,000,000
25,000,000	[3]	Bank of Montreal, 0.238%, 12/17/2013	25,000,000
25,000,000		Bank of Nova Scotia, Toronto, 0.250%, 1/6/2014	25,000,000
74,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.200%—0.210%, 3/5/2014 - 3/26/2014	74,000,000
30,000,000		Citibank NA, New York, 0.250%, 12/2/2013	30,000,000
50,000,000		Credit Agricole Corporate and Investment Bank, 0.230%, 12/20/2013 - 3/3/2014	50,000,000
20,000,000		Credit Suisse, Zurich, 0.230%, 3/20/2014	20,000,000
35,000,000		Credit Suisse, Zurich, 0.230%, 3/6/2014	35,000,000
50,000,000		Credit Suisse, Zurich, 0.240%, 1/17/2014	50,000,000
40,000,000	[3]	Deutsche Bank AG, 0.220%, 12/2/2013	40,000,000
75,500,000		Deutsche Bank AG, 0.220%, 2/26/2014	75,500,000
17,000,000		Fifth Third Bank, Cincinnati, 0.300%, 12/16/2013 - 12/20/2013	17,000,000
93,000,000	[3]	JPMorgan Chase Bank, N.A., 0.367%, 12/23/2013	93,000,000
10,000,000		JPMorgan Chase Bank, N.A., 0.420%, 7/30/2014	10,000,000
104,000,000		Mizuho Bank Ltd., 0.210%—0.220%, 12/19/2013 - 1/15/2014	104,000,000
49,000,000		Natixis, 0.240%—0.260%, 12/2/2013 - 2/24/2014	49,000,000
75,000,000		Rabobank Nederland NV, Utrecht, 0.275%, 3/6/2014	74,945,648
25,000,000	[3]	Royal Bank of Canada, Montreal, 0.290%, 12/2/2013	25,000,000
Semi-Annual Shareholder Report
2

Principal Amount			Value
		CERTIFICATES OF DEPOSIT—continued
		Finance - Banking—continued
$40,000,000	[3]	Royal Bank of Canada, Montreal, 0.310%, 12/2/2013	$40,000,000
20,000,000	[3]	Royal Bank of Canada, Montreal, 0.334%, 1/6/2014	20,000,000
10,000,000		Societe Generale, Paris, 0.220%, 1/31/2014	10,000,000
100,000,000		Standard Chartered Bank PLC, 0.220%, 12/9/2013 - 2/6/2014	100,000,000
10,000,000		Standard Chartered Bank PLC, 0.230%, 1/3/2014	10,000,000
125,000,000		Sumitomo Mitsui Banking Corp., 0.220%, 1/13/2014 - 3/12/2014	125,000,000
50,000,000	[3]	Toronto Dominion Bank, 0.228%, 12/18/2013	50,000,000
40,000,000		Toronto Dominion Bank, 0.240%—0.320%, 3/4/2014 - 7/10/2014	40,000,000
		TOTAL CERTIFICATES OF DEPOSIT	1,252,445,648
		COLLATERALIZED LOAN AGREEMENTS—13.8%
		Finance - Banking—13.8%
20,000,000		BNP Paribas Securities Corp., 0.365%, 12/2/2013	20,000,000
48,000,000		Citigroup Global Markets, Inc., 0.568%—0.771%, 12/2/2013 - 1/17/2014	48,000,000
25,000,000		J.P. Morgan Securities LLC, 0.324%, 1/2/2014	25,000,000
76,000,000		Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.365%—0.689%, 12/2/2013 - 2/18/2014	76,000,000
60,000,000		Mitsubishi UFJ Securities (USA), Inc., 0.253%, 12/23/2013	60,000,000
10,000,000		Pershing LLC, 0.365%, 12/2/2013	10,000,000
80,000,000		RBS Securities, Inc., 0.436%—0.872%, 12/5/2013 - 12/12/2013	80,000,000
85,000,000		Wells Fargo Securities, LLC, 0.355%—0.406%, 12/23/2013 - 1/21/2014	85,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	404,000,000
		COMMERCIAL PAPER—16.9%[4]
		Finance - Banking—7.2%
5,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.331%, 8/5/2014	4,988,679
23,000,000		ICICI Bank Ltd., New York (Series C-BA), (Bank of America N.A. LOC), 0.260%—0.270%, 12/6/2013	22,999,162
8,790,000	[1,2]	J.P. Morgan Chase & Co., 0.230%, 12/27/2013	8,788,540
35,000,000	[1,2]	LMA-Americas LLC, 0.230%, 1/3/2014	34,992,621
40,000,000	[1,2]	Mizuho Funding LLC, 0.225%, 1/21/2014	39,987,250
10,000,000	[1,2]	Nationwide Building Society, 0.225%, 12/20/2013	9,998,812
25,000,000	[1,2]	Northern Pines Funding LLC, 0.210%, 12/4/2013	24,999,563
25,000,000		PNC Bank, N.A., 0.250%, 3/17/2014	25,000,000
10,000,000		Standard Chartered Bank PLC, 0.220%, 2/20/2014	9,995,050
30,000,000	[1,2]	Westpac Banking Corp. Ltd., Sydney, 0.288%, 1/24/2014	30,002,885
		TOTAL	211,752,562
		Finance - Commercial—3.3%
10,000,000	[1,2]	Alpine Securitization Corp., 0.180%, 1/24/2014	9,997,300
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Principal Amount			Value
		COMMERCIAL PAPER—continued[4]
		Finance - Commercial—continued
$50,000,000		General Electric Capital Corp., 0.220%, 5/9/2014	$49,951,417
37,000,000	[1,2]	Versailles Commercial Paper LLC, 0.240%, 12/5/2013 - 12/20/2013	36,997,013
		TOTAL	96,945,730
		Finance - Retail—4.6%
20,000,000	[1,2]	Barton Capital LLC, 0.200%, 2/14/2014	19,991,667
25,000,000	[1,2]	Chariot Funding LLC, 0.301%, 3/14/2014	24,978,542
90,000,000	[1,2]	Jupiter Securitization Co. LLC, 0.010%—0.301%, 2/24/2014 - 7/1/2014	89,896,875
		TOTAL	134,867,084
		Oil & Oil Finance—0.5%
14,500,000	[1,2,3]	Devon Energy Corp., 0.316%, 12/27/2013	14,500,000
		Sovereign—1.3%
38,000,000	[1,2]	Caisse des Depots et Consignations (CDC), 0.250%—1.000%, 12/4/2013 - 4/17/2014	37,975,945
		TOTAL COMMERCIAL PAPER	496,041,321
		CORPORATE BONDS—1.2%
		Finance - Commercial—1.2%
415,000		General Electric Capital Corp., 2.100%, 1/7/2014	415,748
19,600,000		General Electric Capital Corp., 5.500%, 6/4/2014	20,112,023
800,000		General Electric Capital Corp., 5.650%, 6/9/2014	821,992
12,339,000		General Electric Capital Corp., 5.900%, 5/13/2014	12,646,046
		TOTAL CORPORATE BONDS	33,995,809
		NOTES - VARIABLE—12.4%[3]
		Finance - Automotive—1.7%
50,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.244%, 1/14/2014	50,000,000
		Finance - Banking—7.9%
1,415,000		6380 Brackbill Associates LP, (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.520%, 12/6/2013	1,415,000
50,000,000		Australia & New Zealand Banking Group, Melbourne, 0.418%, 12/4/2013	50,000,000
9,000,000	[1,2]	BlackRock Municipal Income Quality Trust, VMTP Shares (Series T0009), 0.140%, 12/2/2013	9,000,000
14,515,000		Carew Realty, Inc., (Series 2012), (Fifth Third Bank, Cincinnati LOC), 0.320%, 12/5/2013	14,515,000
3,390,000		Gannett Fleming, Inc., (Series 2001), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.520%, 12/6/2013	3,390,000
1,450,000		Graywood Farms LLC, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.520%, 12/5/2013	1,450,000
76,035,000	[1,2]	Illinois State, Taxable PUTTERs (Series SGT01), 0.170%, 12/2/2013	76,035,000
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Principal Amount			Value
		NOTES - VARIABLE—continued[3]
		Finance - Banking—continued
$50,000,000		Maryland State Economic Development Corp., (Series 2001A), Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.520%, 12/3/2013	$50,000,000
15,335,000		Serra Works Bond Holding Co. LLC, (Series 2008-A), (Fifth Third Bank, Cincinnati LOC), 0.290%, 12/5/2013	15,335,000
3,020,000		Sun Valley, Inc., (Wells Fargo Bank, N.A. LOC), 0.220%, 12/6/2013	3,020,000
8,500,000		Village Green Finance Co. LLC, (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.170%, 12/4/2013	8,500,000
		TOTAL	232,660,000
		Finance - Commercial—0.4%
300,000	[1,2]	KORDSA, Inc., (Series 2006), (General Electric Capital Corp. LOC), 0.200%, 12/5/2013	300,000
12,725,000	[1,2]	Mountain Creek Properties LLC, (General Electric Capital Corp. LOC), 0.200%, 12/5/2013	12,725,000
		TOTAL	13,025,000
		Finance - Retail—1.1%
32,000,000		AFS Insurance Premium Receivables Trust, (Series 1994-A), 0.723%, 12/15/2013	32,000,000
		Government Agency—1.0%
17,835,000		BBC Enterprises LLC, (Series 2007), (FHLB of San Francisco LOC), 0.090%, 12/5/2013	17,835,000
10,000,000		Capital Trust Agency, FL, (FNMA LOC), 0.140%, 12/5/2013	10,000,000
		TOTAL	27,835,000
		Municipal—0.3%
10,000,000		New Jersey State, (Series 2014B), 0.359%, 12/1/2013	10,000,000
		TOTAL NOTES—VARIABLE	365,520,000
		SHORT-TERM MUNICIPAL—1.7%
		Municipal—1.7%
50,000,000		New Jersey State, 2.000%, 6/24/2014	50,464,000
		REPURCHASE AGREEMENT—8.7%
255,125,000		Interest in $3,015,000,000 joint repurchase agreement 0.09%, dated 11/29/2013 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,015,022,613 on 12/2/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2042 and the market value of those underlying securities was $3,075,323,065.	255,125,000
		TOTAL INVESTMENTS—100.9% (AT AMORTIZED COST)[5]	2,963,385,170
		OTHER ASSETS AND LIABILITIES - NET—(0.9)%[6]	(25,647,255)
		TOTAL NET ASSETS—100%	$2,937,737,915
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5

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2013, these restricted securities amounted to $517,456,226, which represented 17.6% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At November 30, 2013, these liquid restricted securities amounted to $517,456,226, which represented 17.6% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2013.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of November 30, 2013, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
FHLB	—Federal Home Loan Bank
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
LOC	—Letter of Credit
PUTTERs	—Puttable Tax-Exempt Receipts
VMTP	—Variable Rate Municipal Term Preferreds
See Notes which are an integral part of the Financial Statements
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6

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 11/30/2013	Year Ended May 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.014
Net realized gain (loss) on investments	0.000[1]	0.000[1]	(0.000)[1]	0.000[1]	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.014
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.014)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.014)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.01%	0.01%	1.39%
Ratios to Average Net Assets:
Net expenses	0.27%[3]	0.35%	0.38%	0.43%	0.58%	1.08%
Net investment income	0.01%[3]	0.01%	0.01%	0.01%	0.01%	1.34%
Expense waiver/reimbursement[4]	0.82%[3]	0.73%	0.70%	0.65%	0.49%	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,937,738	$2,955,903	$2,966,768	$4,559,876	$4,791,221	$6,661,244
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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7

Statement of Assets and Liabilities
November 30, 2013 (unaudited)
Assets:
Total investment in securities, at amortized cost and fair value		$2,963,385,170
Income receivable		1,219,791
Receivable for investments sold		24,171,404
Receivable for shares sold		11,473
TOTAL ASSETS		2,988,787,838
Liabilities:
Payable for investments purchased	$50,464,000
Payable for shares redeemed	5,074
Bank overdraft	23,487
Capital gain distribution payable	21
Payable to adviser (Note 4)	11,314
Payable for Directors'/Trustees' fees (Note 4)	1,189
Accrued expenses (Note 4)	544,838
TOTAL LIABILITIES		51,049,923
Net assets for 2,937,738,099 shares outstanding		$2,937,737,915
Net Assets Consist of:
Paid-in capital		$2,937,738,099
Accumulated net realized gain on investments		14
Distributions in excess of net investment income		(198)
TOTAL NET ASSETS		$2,937,737,915
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$2,937,737,915 ÷ 2,937,738,099 shares outstanding, $0.001 par value, 12,500,000,000 shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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8

Statement of Operations
Six Months Ended November 30, 2013 (unaudited)
Investment Income:
Interest			$4,270,919
Expenses:
Investment adviser fee (Note 4)		$7,499,154
Administrative fee (Note 4)		1,171,368
Custodian fees		60,596
Transfer agent fee		1,625,166
Directors'/Trustees' fees (Note 4)		8,702
Auditing fees		10,479
Legal fees		4,250
Portfolio accounting fees		81,133
Distribution services fee (Note 4)		1,499,831
Shareholder services fee (Note 4)		3,749,577
Share registration costs		170,163
Printing and postage		383,402
Insurance premiums (Note 4)		4,632
Taxes		112,904
Miscellaneous (Note 4)		5,597
TOTAL EXPENSES		16,386,954
Waivers and Reimbursement (Note 4):
Waiver of investment adviser fee	$(7,014,302)
Waiver of distribution services fee	(1,499,831)
Waiver of shareholder services fee	(3,745,236)
Reimbursement of shareholder services fee	(4,341)
TOTAL WAIVERS AND REIMBURSEMENT		(12,263,710)
Net expenses			4,123,244
Net investment income			147,675
Net realized gain on investments			4,074
Change in net assets resulting from operations			$151,749
See Notes which are an integral part of the Financial Statements
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9

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 11/30/2013	Year Ended 5/31/2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$147,675	$303,766
Net realized gain on investments	4,074	21,067
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	151,749	324,833
Distributions to Shareholders:
Distributions from net investment income	(147,801)	(303,756)
Distributions from net realized gain on investments	(11,055)	(1,973)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(158,856)	(305,729)
Share Transactions:
Proceeds from sale of shares	1,595,358,982	4,467,237,107
Net asset value of shares issued to shareholders in payment of distributions declared	158,000	303,190
Cost of shares redeemed	(1,613,675,179)	(4,478,424,123)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(18,158,197)	(10,883,826)
Change in net assets	(18,165,304)	(10,864,722)
Net Assets:
Beginning of period	2,955,903,219	2,966,767,941
End of period (including distributions in excess of net investment income of $(198) and $(72), respectively)	$2,937,737,915	$2,955,903,219
See Notes which are an integral part of the Financial Statements
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10

Notes to Financial Statements
November 30, 2013 (unaudited)
1. ORGANIZATION
Cash Trust Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Prime Cash Series (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is current income consistent with stability of principal and liquidity.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Directors.
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those
Semi-Annual Shareholder Report
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terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provides for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended November 30, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2013, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.
Other Taxes
As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. CAPITAL STOCK
The following table summarizes capital stock activity:
	Six Months Ended 11/30/2013	Year Ended 5/31/2013
Shares sold	1,595,358,982	4,467,237,107
Shares issued to shareholders in payment of distributions declared	158,000	303,190
Shares redeemed	(1,613,675,179)	(4,478,424,123)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(18,158,197)	(10,883,826)
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended November 30, 2013, the Adviser voluntarily waived $7,014,302 of its fee.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended November 30, 2013, the fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.35% of average daily net assets, annually, to reimburse FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended November 30, 2013, FSC voluntarily waived its entire fee of $1,499,831. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended November 30, 2013, FSSC voluntarily reimbursed $4,341 of Service Fees. In addition, for the six months ended November 30, 2013, unaffiliated third-party financial intermediaries waived $3,745,236 of Service Fees. This waiver can be modified or terminated at any time.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 1.05% (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) August 1, 2014; or (b) the date of the Fund's next effective
Semi-Annual Shareholder Report
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Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Interfund Transactions
During the six months ended November 30, 2013, the Fund engaged in sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These sale transactions complied with Rule 17a-7 under the Act amounted to $12,500,000.
General
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
5. CONCENTRATION OF RISK
A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
6. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of November 30, 2013, there were no outstanding loans. During the six months ended November 30, 2013, the Fund did not utilize the LOC.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2013, there were no outstanding loans. During the six months ended November 30, 2013, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2013 to November 30, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 6/1/2013	Ending Account Value 11/30/2013	Expenses Paid During Period[1,2]
Actual	$1,000	$1,000.10	$1.35
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.71	$1.37
1	Expenses are equal to the Fund's annualized net expense ratio of 0.27%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's current Fee Limit of 1.05% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 183/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.26 and $5.32, respectively.
Semi-Annual Shareholder Report
17

Shareholder Meeting Results (unaudited)
A Special Meeting of Shareholders of Cash Trust Series, Inc. (the “Corporation”), of which the Fund is a portfolio, was held on October 28, 2013. On August 29, 2013, the record date for shareholders voting at the meeting, there were 8,258,855,247.919 total outstanding shares of the Corporation.
The following item was considered by shareholders of the Corporation and the results of their voting were as follows:
AGENDA ITEM
Proposal to elect certain Directors of the Corporation:1
Name	For	Withheld
John T. Collins	6,411,126,696.088	35,667,743.308
Maureen Lally-Green	6,410,754,088.045	36,040,351.351
Thomas M. O'Neill	6,415,311,646.428	31,482,792.968
P. Jerome Richey	6,410,811,220.018	35,983,219.378
1	The following Directors continued their terms:
John F. Donahue, J. Christopher Donahue, Maureen Lally-Green (having been previously appointed by the Board), Peter E. Madden, Charles F. Mansfield, Jr., Thomas M. O'Neill (having been previously appointed by the Board), and John S. Walsh.
18

Evaluation and Approval of Advisory Contract–May 2013
Federated Prime Cash Series (the “Fund”)
Following a review and recommendation of approval by the Fund's independent directors, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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19

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent directors and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the directors. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
Semi-Annual Shareholder Report
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relative indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was above the median of the relevant peer group, but the Board still was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
Semi-Annual Shareholder Report
21

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive, in judging the reasonableness of proposed fees.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were
Semi-Annual Shareholder Report
22

likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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23

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.Federatedinvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.Federatedinvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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25

Federated Prime Cash Series
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 147551105
0122606 (1/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
November 30, 2013
Ticker	CTTXX

Federated Treasury Cash Series

A Portfolio of Cash Trust Series, Inc.

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At November 30, 2013, the Fund's portfolio composition1 was as follows:
Portfolio Composition	Percentage of Total Net Assets
Repurchase Agreements	55.7%
U.S. Treasury Securities	42.8%
Other Assets and Liabilities—Net[2]	1.5%
TOTAL	100.0%
At November 30, 2013, the Fund's effective maturity3 schedule was as follows:
Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	55.7%
8-30 Days	3.0%
31-90 Days	20.1%
91-180 Days	8.7%
181 Days or more	11.0%
Other Assets and Liabilities—Net[2]	1.5%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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1

Portfolio of Investments
November 30, 2013 (unaudited)
Principal Amount			Value
		U.S. TREASURY—42.8%
$37,000,000	[1]	United States Treasury Bills, 0.030%, 1/2/2014	$36,999,342
52,000,000	[1]	United States Treasury Bills, 0.020%, 12/26/2013	51,998,375
15,000,000	[1]	United States Treasury Bills, 0.075%, 2/13/2014	14,997,842
59,000,000	[1]	United States Treasury Bills, 0.075%, 2/20/2014	58,991,371
63,500,000		United States Treasury Notes, 0.125%, 12/31/2013	63,504,064
70,000,000		United States Treasury Notes, 0.250% - 1.750%, 1/31/2014	70,146,787
138,500,000		United States Treasury Notes, 0.250% - 1.875%, 2/28/2014	138,793,037
84,800,000		United States Treasury Notes, 0.250% - 1.875%, 4/30/2014	85,063,016
180,500,000		United States Treasury Notes, 0.250% - 2.250%, 5/31/2014	181,706,331
32,750,000		United States Treasury Notes, 0.625%, 7/15/2014	32,839,555
20,000,000		United States Treasury Notes, 0.750%, 12/15/2013	20,004,882
21,000,000		United States Treasury Notes, 1.000%, 1/15/2014	21,022,555
38,750,000		United States Treasury Notes, 1.000%, 5/15/2014	38,908,064
22,000,000		United States Treasury Notes, 1.250%, 3/15/2014	22,066,970
8,500,000		United States Treasury Notes, 1.250%, 4/15/2014	8,533,392
66,750,000		United States Treasury Notes, 1.250% - 4.000%, 2/15/2014	67,075,293
46,500,000		United States Treasury Notes, 1.750%, 3/31/2014	46,756,614
12,000,000		United States Treasury Notes, 2.375%, 8/31/2014	12,197,996
33,000,000		United States Treasury Notes, 2.625%, 6/30/2014	33,469,524
		TOTAL U.S. TREASURY	1,005,075,010
		REPURCHASE AGREEMENTS—55.7%
100,000,000		Interest in $500,000,000 joint repurchase agreement 0.08%, dated 11/29/2013 under which ABN Amro Bank N.V., Netherlands will repurchase securities provided as collateral for $500,003,333 on 12/2/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2042 and the market value of those underlying securities was $510,004,325.	100,000,000
81,000,000	[2]	Interest in $1,000,000,000 joint repurchase agreement 0.06%, dated 11/12/2013 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,000,050,000 on 12/12/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2042 and the market value of those underlying securities was $1,020,034,059.	81,000,000
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2

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$45,000,000	[2]	Interest in $940,000,000 joint repurchase agreement 0.07%, dated 11/21/2013 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $940,164,500 on 2/19/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2042 and the market value of those underlying securities was $958,820,527.	$45,000,000
100,000,000		Interest in $1,500,000,000 joint repurchase agreement 0.08%, dated 11/29/2013 under which Bank of Nova Scotia will repurchase securities provided as collateral for $1,500,010,000 on 12/2/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2043 and the market value of those underlying securities was $1,530,010,225.	100,000,000
100,000,000		Interest in $2,950,000,000 joint repurchase agreement 0.08%, dated 11/29/2013 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $2,950,019,667 on 12/2/2013. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2042 and the market value of those underlying securities was $3,010,302,242.	100,000,000
100,000,000		Interest in $200,000,000 joint repurchase agreement 0.07%, dated 11/29/2013 under which CIBC World Markets Corp. will repurchase securities provided as collateral for $200,001,167 on 12/2/2013. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Treasury securities with various maturities to 10/31/2016 and the market value of those underlying securities was $204,001,822.	100,000,000
20,000,000		Interest in $500,000,000 joint repurchase agreement 0.06%, dated 11/26/2013 under which Citigroup Global Market, Inc. will repurchase securities provided as collateral for $500,005,833 on 12/3/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2040 and the market value of those underlying securities was $510,005,157.	20,000,000
283,378,000		Interest in $4,000,000,000 joint repurchase agreement 0.07%, dated 11/29/2013 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $4,000,023,333 on 12/2/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 4/15/2032 and the market value of those underlying securities was $4,080,023,800.	283,378,000
82,000,000	[2]	Interest in $1,000,000,000 joint repurchase agreement 0.06%, dated 11/26/2013 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,000,011,667 on 12/4/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2040 and the market value of those underlying securities was $1,020,008,563.	82,000,000
Semi-Annual Shareholder Report
3

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$100,000,000		Interest in $1,500,000,000 joint repurchase agreement 0.09%, dated 11/29/2013 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,500,011,250 on 12/2/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2042 and the market value of those underlying securities was $1,530,011,487.	$100,000,000
55,000,000	[2]	Interest in $640,000,000 joint repurchase agreement 0.06%, dated 10/28/2013 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $640,037,333 on 12/2/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2039 and the market value of those underlying securities was $652,838,146.	55,000,000
100,000,000	[2]	Interest in $1,190,000,000 joint repurchase agreement 0.06%, dated 11/21/2013 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $1,190,069,417 on 12/26/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2043 and the market value of those underlying securities was $1,213,822,269.	100,000,000
100,000,000		Interest in $800,000,000 joint repurchase agreement 0.08%, dated 11/29/2013 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $800,005,333 on 12/2/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2043 and the market value of those underlying securities was $816,005,491.	100,000,000
41,000,000		Interest in $500,000,000 joint repurchase agreement 0.07%, dated 11/29/2013 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $500,006,806 on 12/6/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2026 and the market value of those underlying securities was $510,003,050.	41,000,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	1,307,378,000
		TOTAL INVESTMENTS—98.5% (AT AMORTIZED COST)[3]	2,312,453,010
		OTHER ASSETS AND LIABILITIES - NET—1.5%[4]	35,900,737
		TOTAL NET ASSETS—100%	$2,348,353,747
1	Discount rate(s) at time of purchase.
2	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2013.
Semi-Annual Shareholder Report
4

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of November 30, 2013, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
5

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 11/30/2013	Year Ended May 31,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—	—	—	—	0.0032
Net realized gain on investments	0.0000[1]	—	0.0000[1]	0.0000[1]	0.0000[1]	0.0001
TOTAL FROM INVESTMENT OPERATIONS	0.0000[1]	—	0.0000[1]	0.0000[1]	0.0000[1]	0.0033
Less Distributions:
Distributions from net investment income	(0.0000)[1]	—	—	—	—	(0.0032)
Distributions from net realized gain on investments	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	—	(0.0001)
TOTAL DISTRIBUTIONS	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	—	(0.0033)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]	0.32%
Ratios to Average Net Assets:
Net expenses	0.07%[4]	0.16%	0.10%	0.19%	0.21%	0.47%
Net investment income	0.00%[4]	0.00%	0.00%	0.00%	0.00%	0.15%
Expense waiver/reimbursement[5]	1.01%[4]	0.92%	0.98%	0.89%	0.87%	0.62%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,348,354	$2,549,875	$2,355,609	$1,445,337	$1,339,308	$1,457,691
1	Represents less than $0.0001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
November 30, 2013 (unaudited)
Assets:
Investment in repurchase agreements	$1,307,378,000
Investment in securities	1,005,075,010
Total investment in securities, at amortized cost and fair value		$2,312,453,010
Cash		2,451,604
Income receivable		3,769,253
Receivable for investments sold		30,000,000
Receivable for shares sold		2,100
TOTAL ASSETS		2,348,675,967
Liabilities:
Payable to adviser (Note 4)	189,808
Payable for custodian fees	16,186
Payable for portfolio accounting fees	13,600
Payable for Directors'/Trustees' fees (Note 4)	427
Payable for printing and postage	84,537
Payable for insurance premiums (Note 4)	4,145
Accrued expenses (Note 4)	13,517
TOTAL LIABILITIES		322,220
Net assets for 2,348,353,498 shares outstanding		$2,348,353,747
Net Assets Consist of:
Paid-in capital		$2,348,353,512
Accumulated net realized gain on investments		248
Distributions in excess of net investment income		(13)
TOTAL NET ASSETS		$2,348,353,747
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$2,348,353,747 ÷ 2,348,353,498 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended November 30, 2013 (unaudited)
Investment Income:
Interest			$904,429
Expenses:
Investment adviser fee (Note 4)		$6,063,348
Administrative fee (Note 4)		947,095
Custodian fees		52,247
Transfer agent fee		1,322,168
Directors'/Trustees' fees (Note 4)		7,299
Auditing fees		9,651
Legal fees		4,128
Portfolio accounting fees		80,997
Distribution services fee (Note 4)		1,212,670
Shareholder services fee (Note 4)		3,031,071
Share registration costs		196,970
Printing and postage		155,845
Insurance premiums (Note 4)		4,165
Taxes		97,853
Miscellaneous (Note 4)		18,399
TOTAL EXPENSES		13,203,906
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 4)	$(6,063,348)
Waiver of distribution services fee (Note 4)	(1,212,670)
Waiver of shareholder services fee (Note 4)	(3,031,071)
Waiver of transfer agent fee	(1,191,007)
Reimbursement of other operating expenses (Note 4)	(801,381)
TOTAL WAIVERS AND REIMBURSEMENT		(12,299,477)
Net expenses			904,429
Net investment income			—
Net realized gain on investments			2,539
Change in net assets resulting from operations			$2,539
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 11/30/2013	Year Ended 5/31/2013
Increase (Decrease) in Net Assets
Operations:	$—	$—
Net investment income
Net realized gain on investments	2,539	—
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,539	—
Distributions to Shareholders:
Distributions from net investment income	(13)	—
Distributions from net realized gain on investments	(2,291)	(2,736)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,304)	(2,736)
Share Transactions:
Proceeds from sale of shares	1,693,711,250	5,250,011,995
Net asset value of shares issued to shareholders in payment of distributions declared	2,294	2,720
Cost of shares redeemed	(1,895,235,374)	(5,055,745,365)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(201,521,830)	194,269,350
Change in net assets	(201,521,595)	194,266,614
Net Assets:
Beginning of period	2,549,875,342	2,355,608,728
End of period (including undistributed (distributions in excess of) net investment income of $(13) and $0, respectively)	$2,348,353,747	$2,549,875,342
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
November 30, 2013 (unaudited)
1. ORGANIZATION
Cash Trust Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Treasury Cash Series (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Fund's Board of Directors (the “Directors”).
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
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Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which is an agreement between the Fund and its counterparties that provides for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly.
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Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended November 30, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2013, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.
Other Taxes
As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. CAPITAL STOCK
The following table summarizes capital stock activity:
	Six Months Ended 11/30/2013	Year Ended 5/31/2013
Shares sold	1,693,711,250	5,250,011,995
Shares issued to shareholders in payment of distributions declared	2,294	2,720
Shares redeemed	(1,895,235,374)	(5,055,745,365)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(201,521,830)	194,269,350
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4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended November 30, 2013, the Adviser voluntarily waived its entire fee of $6,063,348 and voluntarily reimbursed $801,381 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended November 30, 2013, the fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.35% of average daily net assets, annually, to reimburse FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended November 30, 2013, FSC voluntarily waived its entire fee of $1,212,670. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended November 30, 2013, FSSC voluntarily waived $3,031,071 of Service Fees.
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Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.05% (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) August 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Interfund Transactions
During the six months ended November 30, 2013, the Fund engaged in purchase transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase transactions complied with Rule 17a-7 under the Act and amounted to $167,012,574.
General
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
5. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of November 30, 2013, there were no outstanding loans. During the six months ended November 30, 2013, the Fund did not utilize the LOC.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2013, there were no outstanding loans. During the six months ended November 30, 2013, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2013 to November 30, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
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	Beginning Account Value 6/1/2013	Ending Account Value 11/30/2013	Expenses Paid During Period[1,2]
Actual	$1,000	$1,000.00	$0.35
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.72	$0.36
1	Expenses are equal to the Fund's annualized net expense ratio of 0.07%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's current Fee Limit of 1.05% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 183/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.26 and $5.32, respectively.
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Shareholder Meeting Results (unaudited)
A Special Meeting of Shareholders of Cash Trust Series, Inc. (the “Corporation”), of which the Fund is a portfolio, was held on October 28, 2013. On August 29, 2013, the record date for shareholders voting at the meeting, there were 8,258,855,247.919 total outstanding shares of the Corporation.
The following item was considered by shareholders of the Corporation and the results of their voting were as follows:
AGENDA ITEM
Proposal to elect certain Directors of the Corporation:1
Name	For	Withheld
John T. Collins	6,411,126,696.088	35,667,743.308
Maureen Lally-Green	6,410,754,088.045	36,040,351.351
Thomas M. O'Neill	6,415,311,646.428	31,482,792.968
P. Jerome Richey	6,410,811,220.018	35,983,219.378
1	The following Directors continued their terms:
John F. Donahue, J. Christopher Donahue, Maureen Lally-Green (having been previously appointed by the Board), Peter E. Madden, Charles F. Mansfield, Jr., Thomas M. O'Neill (having been previously appointed by the Board), and John S. Walsh.
17

Evaluation and Approval of Advisory Contract–May 2013
Federated Treasury Cash Series (the “Fund”)
Following a review and recommendation of approval by the Fund's independent directors, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent directors and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the directors. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relative indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was above the median of the relevant peer group, but the Board still was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive, in judging the reasonableness of proposed fees.
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The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject,
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which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.Federatedinvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.Federatedinvestors.com/FundInformation.
Semi-Annual Shareholder Report
23

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
24

Federated Treasury Cash Series
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 147551402
0122607 (1/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Cash Trust Series, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date January 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date January 24, 2014

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date January 24, 2014